Lease	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lease [Abstract]
LEASE

NOTE 11 – LEASE

On June 10, 2021, the Company entered into a lease agreement for office space in Xian, the PRC with a non-cancellable lease term, commencing on July 16, 2021 and expiring on July 15, 2024. The monthly rental payment is approximately $4,992 (RMB32,951) per month.

Operating lease expense for the three and nine months ended September 30, 2022 and 2021 were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021

Operating lease cost – straight line	14,406	15,277	44,925	41,462
Total lease expense	$14,406	15,277	$44,925	$41,462

The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2022:

Operating leases

Remainder of 2022	$13,892
2023	55,567
2024	27,784
2025	-
Thereafter	-
Total undiscounted cash flows	97,243
Less: imputed interest	(4,096)
Present value of lease liabilities	$93,147

Lease term and discount rate

September 30, 2022
Weighted-average remaining lease term - year	1.75
Weighted-average discount rate (%)	4.90%

Supplemental cash flow information related to lease where the Company was the lessee for the nine months ended September 30, 2022 and 2021 was as follows:

	Nine months ended September 30,
	2022	2021
Operating cash outflows from operating lease	$44,925	$45,827

NOTE 14 – LEASE

On May 13, 2020, the Company entered into a lease agreement for office space in Xian, the PRC with a non-cancellable lease term, commencing on May 13, 2020 and expiring on July 15, 2021. The monthly rental payment is approximately $4,092 (RMB28,244) per month.

On June 10, 2021, the Company entered into a lease agreement for office space in Xian, the PRC with a non-cancellable lease term, commencing on July 16, 2021 and expiring on July 15, 2024. The monthly rental payment is approximately $5,107 (RMB32,951) per month.

Operating lease expense for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Operating lease cost – straight line	$39,367	$31,350
Total lease expense	$39,367	$31,350

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

Operating leases
12 months ending December 31,
2022	$62,212
2023	62,212
2024	31,106
2025	-
Thereafter	-
Total undiscounted cash flows	155,530
Less: imputed interest	(8,832)
Present value of lease liabilities	$146,698

Lease term and discount rate

December 31, 2021
Weighted-average remaining lease term - year	2.5
Weighted-average discount rate (%)	4.90%